Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	1.00%	1.00%	1.00%
Weighted average fair value per option granted	$ 19.82	$ 23.00	$ 40.52
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 28.76	$ 31.06	$ 77.32
Risk-free interest rates, Minimum	1.52%	1.09%	0.62%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility, Minimum	52.00%	51.00%	52.00%
Weighted average fair value per option granted	$ 3.83	$ 10.51	$ 30.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 39.35	$ 119.82	$ 94.46
Risk-free interest rates, Maximum	3.91%	1.62%	1.92%
Expected exercise multiple	2.8	2.8	2.8
Expected volatility, Maximum	54.00%	52.00%	53.00%
Weighted average fair value per option granted	$ 21.32	$ 60.83	$ 44.69